LVIP PIMCO Low Duration Bond Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–6.41%
Fannie Mae REMIC
•Series 2011-86 NF 5.98% (SOFR30A + 0.66%) 9/25/41	725,297	$718,651
Series 2013-6 JB 1.50% 2/25/43	5,170,480	4,295,993
•Series 2014-49 AF 5.74% (SOFR30A + 0.43%) 8/25/44	317,165	313,113
•Series 2017-95 FA 5.80% (SOFR30A + 0.46%) 11/25/47	1,843,742	1,818,967
•Series 2019-53 FA 5.75% (SOFR30A + 0.51%) 9/25/49	1,835,208	1,780,053
•Series 2020-29 FC 5.78% (SOFR30A + 0.91%) 5/25/50	2,130,607	2,130,560
Freddie Mac REMIC
Series 4141 PA 1.50% 12/15/42	5,475,583	4,441,806
•Series 4347 WF 5.66% (SOFR30A + 0.51%) 1/15/40	640,896	632,834
•Series 4367 GF 5.80% (SOFR30A + 0.46%) 3/15/37	1,880,841	1,853,608
•Series 4419 AF 5.76% (SOFR30A + 0.45%) 6/15/40	1,087,423	1,071,916
•Series 4730 WF 5.80% (SOFR30A + 0.46%) 8/15/38	2,048,830	2,019,387
•Series 4906 WF 5.85% (SOFR30A + 0.51%) 12/15/38	2,349,563	2,286,822
Series 4948 E 2.50% 10/25/48	316,231	280,401
Series 5115 CD 1.00% 8/15/44	5,316,870	4,465,705
•Freddie Mac Strips
Series 328 F4 5.76% (SOFR30A + 0.46%) 2/15/38	1,966,303	1,937,826
Series 330 F4 5.80% (SOFR30A + 0.46%) 10/15/37	881,803	868,999
•GNMA
Series 2016-H17 FC 6.27% (TSFR01M + 0.94%) 8/20/66	1,178,331	1,177,180
Series 2016-H19 FA 6.22% (TSFR01M + 0.89%) 9/20/66	894,626	895,748
Series 2022-H22 EF 6.07% (SOFR30A + 0.75%) 10/20/72	3,283,506	3,283,836
Series 2023-H02 FA 6.22% (SOFR30A + 0.90%) 1/20/73	3,459,265	3,461,521
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•GNMA (continued)
Series 2023-H23 JF 6.30% (SOFR30A + 0.98%) 9/20/73	8,020,866	$8,098,214
Series 2023-H26 DF 5.62% (SOFR30A + 0.30%) 9/20/73	7,648,896	7,592,832
Total Agency Collateralized Mortgage Obligations (Cost $58,199,745)		55,425,972
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.06%
•Fannie Mae-Aces Series 2017-M13 FA 5.84% (SOFR30A + 0.51%) 10/25/24	513,901	510,442
Total Agency Commercial Mortgage-Backed Security (Cost $513,901)		510,442
AGENCY MORTGAGE-BACKED SECURITIES–8.91%
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/54	22,200,000	20,557,236
5.00% 4/1/54	57,900,000	56,490,898
Total Agency Mortgage-Backed Securities (Cost $76,437,012)		77,048,134
AGENCY OBLIGATIONS–9.19%
Federal Home Loan Banks 5.30% 12/6/24	23,300,000	23,291,517
Federal Home Loan Mortgage Corp.
5.31% 11/15/24	17,000,000	16,997,744
5.36% 11/22/24	28,200,000	28,195,755
5.52% 5/28/25	11,000,000	10,988,971
Total Agency Obligations (Cost $79,463,372)		79,473,987
CORPORATE BONDS–32.55%
Agriculture–1.11%
BAT Capital Corp. 3.22% 8/15/24	2,195,000	2,173,481
Imperial Brands Finance PLC 3.13% 7/26/24	7,500,000	7,434,752
		9,608,233
Auto Manufacturers–3.69%
Daimler Truck Finance North America LLC 5.15% 1/16/26	4,200,000	4,184,605
Ford Motor Credit Co. LLC
4.13% 8/4/25	5,400,000	5,277,498
5.13% 6/16/25	3,900,000	3,865,120
General Motors Financial Co., Inc. 3.95% 4/13/24	1,400,000	1,398,814
Hyundai Capital America 5.50% 3/30/26	4,200,000	4,206,844
•Toyota Motor Credit Corp. 5.95% (SOFR + 0.62%) 6/13/24	13,000,000	13,012,341
		31,945,222
Banks–12.40%
μABN AMRO Bank NV 6.58% 10/13/26	2,000,000	2,019,610
LVIP PIMCO Low Duration Bond Fund–1

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
μBank of America Corp. 5.08% 1/20/27	2,000,000	$1,989,929
Barclays PLC
μ3.93% 5/7/25	2,000,000	1,995,939
4.38% 1/12/26	3,000,000	2,943,234
μ5.30% 8/9/26	4,000,000	3,979,014
μBPCE SA 6.61% 10/19/27	2,700,000	2,756,937
μCitigroup, Inc. 3.29% 3/17/26	1,000,000	977,277
μCooperatieve Rabobank UA 1.98% 12/15/27	4,200,000	3,828,339
Deutsche Bank AG 0.90% 5/28/24	2,000,000	1,985,242
Federation des Caisses Desjardins du Quebec 2.05% 2/10/25	3,571,000	3,468,563
•Goldman Sachs Group, Inc.
5.84% (SOFR + 0.49%) 10/21/24	3,200,000	3,201,888
5.87% (BBSW3M + 1.55%) 5/2/24	300,000	195,567
Hana Bank 3.25% 3/30/27	2,000,000	1,898,281
HSBC Holdings PLC
μ0.98% 5/24/25	3,100,000	3,076,141
•6.79% (SOFR + 1.43%) 3/10/26	500,000	502,986
μING Groep NV 3.87% 3/28/26	5,600,000	5,500,088
μLloyds Banking Group PLC
3.51% 3/18/26	2,500,000	2,445,704
4.72% 8/11/26	3,000,000	2,964,066
5.46% 1/5/28	2,300,000	2,300,507
Mitsubishi UFJ Financial Group, Inc.
μ0.96% 10/11/25	6,300,000	6,138,554
1.41% 7/17/25	4,000,000	3,804,033
μMorgan Stanley 1.16% 10/21/25	5,000,000	4,868,459
•Nordea Bank Abp 6.32% (SOFR + 0.96%) 6/6/25	4,000,000	4,025,921
μSantander U.K. Group Holdings PLC 6.83% 11/21/26	8,500,000	8,640,229
Societe Generale SA 2.63% 1/22/25	3,100,000	3,021,099
Standard Chartered PLC
μ1.82% 11/23/25	1,000,000	972,857
•6.29% (SOFR + 0.93%) 11/23/25	3,100,000	3,099,410
•7.11% (SOFR + 1.74%) 3/30/26	4,500,000	4,531,594
Sumitomo Mitsui Financial Group, Inc.
1.47% 7/8/25	2,500,000	2,379,870
5.88% 7/13/26	4,000,000	4,059,228
Synchrony Bank 5.40% 8/22/25	4,900,000	4,855,259
•UBS AG 5.21% (BBSW3M + 0.87%) 7/30/25	2,000,000	1,300,115
μUBS Group AG
4.49% 5/12/26	5,800,000	5,717,280
5.71% 1/12/27	1,800,000	1,805,556
		107,248,776
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.05%
Illumina, Inc. 5.80% 12/12/25	400,000	$400,668
		400,668
Chemicals–0.38%
International Flavors & Fragrances, Inc. 1.23% 10/1/25	3,500,000	3,275,998
		3,275,998
Commercial Services–0.39%
Global Payments, Inc. 1.20% 3/1/26	2,800,000	2,590,077
•Transurban Queensland Finance Pty. Ltd. 6.40% (BBSW3M + 2.05%) 12/16/24	1,200,000	787,063
		3,377,140
Diversified Financial Services–4.17%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.65% 10/29/24	4,000,000	3,902,432
Avolon Holdings Funding Ltd. 2.88% 2/15/25	4,700,000	4,573,366
Cantor Fitzgerald LP 4.88% 5/1/24	5,200,000	5,194,609
LeasePlan Corp. NV 2.88% 10/24/24	5,000,000	4,918,516
LSEGA Financing PLC 0.65% 4/6/24	6,500,000	6,495,768
Nomura Holdings, Inc.
1.85% 7/16/25	6,300,000	6,001,190
2.65% 1/16/25	3,800,000	3,710,495
ORIX Corp. 3.25% 12/4/24	1,300,000	1,280,081
		36,076,457
Electric–2.43%
AES Corp. 1.38% 1/15/26	5,200,000	4,815,440
Enel Finance International NV 4.25% 6/15/25	3,000,000	2,952,547
Israel Electric Corp. Ltd. 5.00% 11/12/24	4,000,000	3,970,550
•Korea Southern Power Co. Ltd. 5.31% (BBSW3M + 0.97%) 10/30/24	2,500,000	1,627,592
Pacific Gas & Electric Co.
2.10% 8/1/27	1,300,000	1,170,478
2.95% 3/1/26	200,000	190,942
3.40% 8/15/24	300,000	296,685
4.95% 6/8/25	2,400,000	2,380,124
Southern California Edison Co. 1.10% 4/1/24	3,600,000	3,600,000
		21,004,358
Electronics–0.03%
Arrow Electronics, Inc. 3.25% 9/8/24	250,000	247,189
		247,189
Entertainment–0.30%
Warnermedia Holdings, Inc. 3.79% 3/15/25	2,600,000	2,551,824
		2,551,824
LVIP PIMCO Low Duration Bond Fund–2

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services–0.44%
CommonSpirit Health 1.55% 10/1/25	4,000,000	$3,760,439
		3,760,439
Home Builders–0.35%
Lennar Corp. 4.50% 4/30/24	3,000,000	2,996,559
		2,996,559
Insurance–1.92%
Athene Global Funding 5.34% 1/15/27	5,000,000	4,977,318
Corebridge Financial, Inc.
3.50% 4/4/25	6,000,000	5,873,605
3.65% 4/5/27	1,700,000	1,622,422
Equitable Financial Life Global Funding 1.00% 1/9/26	4,500,000	4,157,464
		16,630,809
Investment Company–0.47%
KKR Financial Holdings LLC 5.40% 5/23/33	4,500,000	4,057,644
		4,057,644
Oil & Gas–0.71%
Petronas Energy Canada Ltd. 2.11% 3/23/28	2,400,000	2,156,212
Woodside Finance Ltd. 3.65% 3/5/25	4,100,000	4,020,863
		6,177,075
Packaging & Containers–0.45%
Berry Global, Inc. 1.57% 1/15/26	4,200,000	3,926,108
		3,926,108
Pharmaceuticals–0.05%
Bayer U.S. Finance II LLC 4.38% 12/15/28	500,000	470,617
		470,617
Real Estate Investment Trusts–0.72%
VICI Properties LP 4.38% 5/15/25	1,300,000	1,277,806
Weyerhaeuser Co. 4.75% 5/15/26	5,000,000	4,953,495
		6,231,301
Semiconductors–0.75%
Broadcom, Inc. 3.46% 9/15/26	6,253,000	6,014,341
SK Hynix, Inc. 3.00% 9/17/24	500,000	493,255
		6,507,596
Software–0.40%
Oracle Corp. 1.65% 3/25/26	3,700,000	3,453,305
		3,453,305
Telecommunications–0.64%
KT Corp. 4.00% 8/8/25	5,600,000	5,494,356
		5,494,356
Transportation–0.13%
Canadian Pacific Railway Co. 3.13% 6/1/26	1,200,000	1,145,310
		1,145,310
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing–0.57%
Penske Truck Leasing Co. LP/PTL Finance Corp. 3.45% 7/1/24	5,000,000	$4,969,364
		4,969,364
Total Corporate Bonds (Cost $287,695,934)		281,556,348
MUNICIPAL BONDS–2.05%
County of Williamson
0.64% 2/15/26	2,200,000	2,040,206
0.92% 2/15/27	2,200,000	1,987,161
Golden State Tobacco Securitization Corp. Series A-1 1.71% 6/1/24	2,600,000	2,582,184
Massachusetts School Building Authority Series B 1.13% 8/15/26	3,100,000	2,854,736
Metro 3.25% 6/1/26	2,200,000	2,132,555
State of Hawaii Series GB 0.80% 10/1/24	3,000,000	2,930,998
Virginia College Building Authority Series B 0.77% 9/1/26	3,500,000	3,184,765
Total Municipal Bonds (Cost $17,741,842)		17,712,605
NON-AGENCY ASSET-BACKED SECURITIES–31.49%
•522 Funding CLO Ltd. Series 2018-3A AR 6.62% (TSFR03M + 1.30%) 10/20/31	581,305	581,608
•Accredited Mortgage Loan Trust Series 2004-3 2A2 6.64% (TSFR01M + 1.31%) 10/25/34	3,886	3,802
•ACREC LLC Series 2023-FL2 A 7.56% (TSFR01M + 2.23%) 2/19/38	1,500,000	1,503,750
American Express Credit Account Master Trust Series 2022-3 A 3.75% 8/15/27	8,670,000	8,502,906
•Amortizing Residential Collateral Trust Series 2004-1 A5 6.44% (TSFR01M + 1.11%) 10/25/34	27,517	27,077
•Apidos CLO XII Series 2013-12A AR 6.66% (TSFR03M + 1.34%) 4/15/31	6,484,580	6,487,018
•Apidos CLO XV Ltd. Series 2013-15A A1RR 6.59% (TSFR03M + 1.27%) 4/20/31	449,641	449,793
•Arbor Realty Commercial Real Estate Notes Ltd.
Series 2021-FL3 A 6.51% (TSFR01M + 1.18%) 8/15/34	2,000,000	1,980,037
Series 2021-FL4 A 6.79% (TSFR01M + 1.46%) 11/15/36	3,000,000	2,977,527
•Ares L CLO Ltd. Series 2018-50A AR 6.63% (TSFR03M + 1.31%) 1/15/32	1,180,000	1,179,949
LVIP PIMCO Low Duration Bond Fund–3

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ares XXXIX CLO Ltd. Series 2016-39A A1R2 6.61% (TSFR03M + 1.31%) 4/18/31	700,000	$700,349
•Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE2 M1 6.27% (TSFR01M + 0.94%) 4/25/34	1,511,696	1,469,470
Avis Budget Rental Car Funding AESOP LLC Series 2023-7A A 5.90% 8/21/28	7,600,000	7,736,207
BA Credit Card Trust
Series 2022-A2 A2 5.00% 4/15/28	8,800,000	8,776,961
Series 2023-A2 A2 4.98% 11/15/28	4,300,000	4,310,301
•Bain Capital Euro CLO DAC Series 2018-2A AR 4.71% (EURIBOR03M + 0.74%) 1/20/32	2,897,571	3,094,634
Bank of America Auto Trust Series 2023-1A A3 5.53% 2/15/28	4,000,000	4,018,966
•Barings CLO Ltd.
Series 2018-1A A1 6.53% (TSFR03M + 1.21%) 4/15/31	4,412,392	4,412,388
Series 2020-4A A 6.80% (TSFR03M + 1.48%) 1/20/32	4,100,000	4,102,062
•Bear Stearns Asset-Backed Securities I Trust Series 2005-AQ1 M3 6.57% (TSFR01M + 1.24%) 3/25/35	352,679	348,570
•Bear Stearns Asset-Backed Securities Trust Series 2003-2 A3 6.94% (TSFR01M + 1.61%) 3/25/43	26,118	25,659
•Benefit Street Partners CLO XII Ltd. Series 2017-12A A1R 6.53% (TSFR03M + 1.21%) 10/15/30	203,758	203,754
BMW Vehicle Lease Trust Series 2023-2 A3 5.99% 9/25/26	5,000,000	5,040,045
Capital One Multi-Asset Execution Trust
Series 2022-A2 A 3.49% 5/15/27	1,500,000	1,469,911
Series 2022-A3 A 4.95% 10/15/27	4,000,000	3,984,411
•Carlyle Euro CLO DAC
Series 2017-3A A1R 4.64% (EURIBOR03M + 0.70%) 1/15/31	730,841	780,534
Series 2019-2A A1R 4.79% (EURIBOR03M + 0.89%) 8/15/32	2,900,000	3,103,751
CarMax Auto Owner Trust
Series 2022-4 A2A 5.34% 12/15/25	1,198,368	1,197,813
Series 2023-4 A2A 6.08% 12/15/26	7,000,000	7,029,198
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•CBAM Ltd. Series 2018-8A A1 6.70% (TSFR03M + 1.38%) 10/20/29	136,316	$136,274
Citizens Auto Receivables Trust Series 2023-2 A3 5.83% 2/15/28	2,200,000	2,219,957
•Countrywide Asset-Backed Certificates Trust Series 2004-6 1A1 5.98% (TSFR01M + 0.65%) 12/25/34	1,331,849	1,294,754
•Cumulus Static CLO Series 2024-1A A 1.20% (EURIBOR03M + 1.20%) 11/15/33	3,100,000	3,344,435
•Dryden 27 R Euro CLO DAC Series 2017-27A AR 4.60% (EURIBOR03M + 0.66%) 4/15/33	1,786,170	1,902,542
•Dryden 36 Senior Loan Fund Series 2014-36A AR3 6.60% (TSFR03M + 1.28%) 4/15/29	179,823	179,852
•Elevation CLO Ltd. Series 2017-8A A1R2 6.54% (TSFR03M + 1.21%) 10/25/30	2,117,953	2,117,949
ELFI Graduate Loan Program LLC Series 2021-A A 1.53% 12/26/46	2,476,064	2,142,573
Enterprise Fleet Financing LLC
Series 2022-4 A2 5.76% 10/22/29	4,616,574	4,623,915
Series 2023-1 A2 5.51% 1/22/29	3,055,031	3,052,417
•Finance America Mortgage Loan Trust Series 2004-2 M1 6.27% (TSFR01M + 0.94%) 8/25/34	317,903	297,724
=Ford Auto Securitization Trust II Asset-Backed Notes Series 2023-B A1 5.89% 5/15/26	8,479,759	6,275,103
Ford Credit Auto Owner Trust
Series 2022-D A2A 5.37% 8/15/25	1,314,282	1,314,031
Series 2023-1 A 4.85% 8/15/35	6,000,000	5,965,636
Series 2023-2 A 5.28% 2/15/36	3,400,000	3,440,098
•Gallatin CLO VIII Ltd. Series 2017-1A A1R 6.67% (TSFR03M + 1.35%) 7/15/31	1,050,958	1,049,159
GM Financial Automobile Leasing Trust
Series 2023-1 A2A 5.27% 6/20/25	1,955,229	1,953,918
Series 2023-2 A2A 5.44% 10/20/25	2,801,223	2,799,519
GM Financial Consumer Automobile Receivables Trust
Series 2022-4 A2A 4.60% 11/17/25	1,286,688	1,284,467
Series 2023-4 A2A 5.89% 11/16/26	4,500,000	4,510,691
LVIP PIMCO Low Duration Bond Fund–4

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Golden Credit Card Trust Series 2022-4A A 4.31% 9/15/27	9,000,000	$8,866,622
•Greenwood Park CLO Ltd. Series 2018-1A A2 6.59% (TSFR03M + 1.27%) 4/15/31	891,982	892,936
•Halseypoint CLO II Ltd. Series 2020-2A A1 6.68% (TSFR03M + 1.36%) 7/20/31	3,180,790	3,181,617
•Harvest CLO XVI DAC Series 16A ARR 4.58% (EURIBOR03M + 0.64%) 10/15/31	3,754,829	4,019,061
Harvest CLO XXI DAC Series 21A A2R 1.04% 7/15/31	2,050,000	2,101,288
•HERA Commercial Mortgage Ltd. Series 2021-FL1 A 6.49% (TSFR01M + 1.16%) 2/18/38	2,746,177	2,700,951
Huntington Auto Trust
Series 2024-1A A2 5.50% 3/15/27	4,000,000	3,999,435
Series 2024-1A A3 5.23% 1/16/29	2,000,000	2,003,271
Hyundai Auto Lease Securitization Trust
Series 2023-A A2A 5.20% 4/15/25	1,643,513	1,642,958
Series 2023-B A2A 5.47% 9/15/25	3,774,712	3,772,747
Hyundai Auto Receivables Trust Series 2022-C A2A 5.35% 11/17/25	1,695,310	1,694,649
•Invesco Euro CLO I DAC Series 1A A1R 4.59% (EURIBOR03M + 0.65%) 7/15/31	900,000	957,587
•KKR CLO 18 Ltd. Series 18 AR 6.50% (TSFR03M + 1.20%) 7/18/30	969,093	969,087
Kubota Credit Owner Trust Series 2023-2A A3 5.28% 1/18/28	3,300,000	3,306,839
•LCM Loan Income Fund I Ltd. Series 1A A 6.61% (TSFR03M + 1.29%) 4/20/31	832,059	832,253
•LCM XIII LP Series 13A AR3 6.44% (TSFR03M + 1.13%) 7/19/27	8,615	8,615
•LoanCore Issuer Ltd. Series 2021-CRE5 A 6.74% (TSFR01M + 1.41%) 7/15/36	328,525	326,888
•Man GLG Euro CLO III DAC Series 3A AR 4.62% (EURIBOR03M + 0.68%) 10/15/30	1,597,279	1,716,821
Master Credit Card Trust II Series 2023-1A A 4.70% 6/21/27	4,000,000	3,965,487
MBarc Credit Canada, Inc. Series 2024-AA A2 5.30% 10/15/26	8,000,000	6,074,885
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Mercedes-Benz Auto Receivables Trust Series 2022-1 A2 5.26% 10/15/25	1,345,233	$1,344,753
•MF1 Ltd. Series 2020-FL4 A 7.14% (TSFR01M + 1.81%) 11/15/35	1,201,905	1,202,656
MMAF Equipment Finance LLC Series 2022-B A2 5.57% 9/9/25	648,345	648,272
Navient Private Education Loan Trust Series 2020-A A2A 2.46% 11/15/68	1,651,024	1,552,788
Navient Private Education Refi Loan Trust
Series 2020-HA A 1.31% 1/15/69	916,821	846,210
Series 2020-IA A1A 1.33% 4/15/69	1,576,897	1,424,858
Series 2021-GA A 1.58% 4/15/70	1,992,114	1,742,329
Series 2022-A A 2.23% 7/15/70	3,517,409	3,103,924
Navient Student Loan Trust Series 2023-BA A1A 6.48% 3/15/72	1,756,575	1,779,662
•Palmer Square CLO Ltd. Series 2014-1A A1R2 6.71% (TSFR03M + 1.39%) 1/17/31	518,108	518,353
•Palmer Square European Loan Funding DAC Series 2021-1A A 4.72% (EURIBOR03M + 0.78%) 4/15/31	159,704	171,348
•Palmer Square Loan Funding Ltd. Series 2021-4A A1 6.38% (TSFR03M + 1.06%) 10/15/29	523,970	523,300
PFS Financing Corp. Series 2023-C A 5.52% 10/15/28	5,000,000	5,044,113
SMB Private Education Loan Trust
Series 2020-A A2A 2.23% 9/15/37	1,510,061	1,416,628
•Series 2020-PTA A2B 6.29% (TSFR01M + 0.96%) 9/15/54	2,834,053	2,820,450
Series 2022-C A1A 4.48% 5/16/50	2,147,081	2,087,937
Series 2023-C A1A 5.67% 11/15/52	4,505,040	4,542,481
SoFi Consumer Loan Program Trust Series 2022-1S A 6.21% 4/15/31	174,138	174,156
SoFi Professional Loan Program LLC
Series 2016-F A2 3.02% 2/25/40	482,474	464,174
Series 2017-D A2FX 2.65% 9/25/40	175,528	168,942
•Starwood Ltd. Series 2022-FL3 A 6.67% (SOFR30A + 1.35%) 11/15/38	300,000	295,065
Synchrony Card Funding LLC Series 2023-A1 A 5.54% 7/15/29	7,300,000	7,367,992
LVIP PIMCO Low Duration Bond Fund–5

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•TCW CLO Ltd. Series 2018-1A A1R 6.56% (TSFR03M + 1.23%) 4/25/31	3,534,172	$3,534,440
Tesla Auto Lease Trust Series 2023-B A3 6.13% 9/21/26	3,600,000	3,632,953
•Tikehau CLO DAC Series 2015-1A ARR 4.75% (EURIBOR03M + 0.87%) 8/4/34	3,900,000	4,176,972
•Toro European CLO 6 DAC Series 6A AR 4.86% (EURIBOR03M + 0.92%) 1/12/32	3,000,000	3,212,878
Toyota Auto Receivables Owner Trust
Series 2022-C A2A 3.83% 8/15/25	1,085,469	1,083,054
Series 2022-D A2A 5.27% 1/15/26	2,149,999	2,148,417
Series 2023-B A2A 5.28% 5/15/26	4,806,619	4,800,643
Series 2023-C A3 5.16% 4/17/28	4,000,000	4,003,633
Toyota Lease Owner Trust Series 2023-B A2A 5.73% 4/20/26	5,092,973	5,104,015
•Venture XVII CLO Ltd. Series 2014-17A ARR 6.46% (TSFR03M + 1.14%) 4/15/27	746,997	746,997
•Venture XXVI CLO Ltd. Series 2017-26A AR 6.68% (TSFR03M + 1.36%) 1/20/29	795,581	794,803
•Venture XXVII CLO Ltd. Series 2017-27A AR 6.63% (TSFR03M + 1.31%) 7/20/30	169,288	169,364
Verizon Master Trust Series 2024-1 A1A 5.00% 12/20/28	5,800,000	5,782,355
Volkswagen Auto Lease Trust Series 2023-A A2A 5.87% 1/20/26	3,942,399	3,948,309
World Omni Auto Receivables Trust Series 2022-D A2A 5.51% 3/16/26	1,577,383	1,577,415
Total Non-Agency Asset-Backed Securities (Cost $276,162,189)		272,394,101
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–4.23%
•Bear Stearns ARM Trust Series 2003-1 5A1 6.26% 4/25/33	12,556	12,012
•Canada Square Funding PLC Series 2020-2 A 6.47% (SONIA + 1.25%) 12/17/57	1,303,700	1,652,047
•Cheshire PLC Series 2020-1 A 6.12% (SONIA + 0.90%) 8/20/45	1,517,528	1,917,944
♦•CSFB Mortgage-Backed Pass-Through Certificates Series 2003-AR18 2A3 4.74% 7/25/33	562	552
•GCAT Trust Series 2022-HX1 A1 2.89% 12/27/66	1,480,051	1,324,093
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
•Gemgarto PLC Series 2021-1A A 5.81% (SONIA + 0.59%) 12/16/67	614,503	$774,751
•Great Hall Mortgages No. 1 PLC Series 2006-1 A2B 4.08% (EURIBOR03M + 0.15%) 6/18/38	7,205	7,758
•GS Mortgage Securities Corp. Trust Series 2022 A 8.73% (TSFR01M + 3.40%) 8/15/39	4,500,000	4,529,527
•GSR Mortgage Loan Trust Series 2005-5F 8A1 5.50% (TSFR01M + 0.61%) 6/25/35	120,632	115,423
•Merrill Lynch Mortgage Investors Trust Series 2003-A3 1A 5.42% 5/25/33	3,337	3,177
MFA Trust
•Series 2020-NQM2 A1 1.38% 4/25/65	490,171	453,588
•Series 2021-RPL1 A1 1.13% 7/25/60	1,923,578	1,697,775
φ•Series 2023-NQM4 A1 6.11% 12/25/68	963,625	963,477
•New Residential Mortgage Loan Trust Series 2018-3A A1 4.50% 5/25/58	318,057	303,652
•New York Mortgage Trust Series 2005-3 A1 5.92% (TSFR01M + 0.59%) 2/25/36	97,217	95,560
φ•OBX Trust
Series 2023-NQM6 A1 6.52% 7/25/63	2,445,082	2,461,807
Series 2024-NQM5 A1 5.99% 3/25/28	1,500,000	1,500,060
φPretium Mortgage Credit Partners LLC Series 2021-RN1 A1 1.99% 2/25/61	1,106,944	1,078,565
φ•PRPM Trust Series 2023-NQM3 A1 6.22% 11/25/68	385,422	385,626
•Resimac Bastille Trust Series 2021-2NCA A1A 6.09% (TSFR01M + 0.76%) 2/3/53	1,029,710	1,026,367
•Sequoia Mortgage Trust Series 2004-6 A1 6.17% 7/20/34	3,102	2,869
•Towd Point Mortgage Trust
Series 2018-5 A1 3.25% 7/25/58	6,866,230	6,433,629
Series 2019-4 A1 2.90% 10/25/59	2,086,242	1,949,139
Series 2019-HY2 A1 6.44% (TSFR01M + 1.11%) 5/25/58	660,691	673,097
Series 2020-1 A1 2.71% 1/25/60	1,154,599	1,079,305
•Trinity Square PLC Series 2021-1A A 6.07% (SONIA + 0.85%) 7/15/59	1,975,207	2,493,107
LVIP PIMCO Low Duration Bond Fund–6

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Verus Securitization Trust
•Series 2021-6 A1 1.63% 10/25/66	2,360,692	$1,954,641
φ•Series 2024-1 A1 5.71% 1/25/69	1,768,326	1,757,282
Total Non-Agency Collateralized Mortgage Obligations (Cost $38,301,942)		36,646,830
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–5.71%
•AREIT LLC Series 2022-CRE7 A 7.57% (TSFR01M + 2.24%) 6/17/39	4,600,000	4,605,746
•BDS LLC Series 2022-FL12 A 7.46% (TSFR01M + 2.14%) 8/19/38	4,899,954	4,913,733
Benchmark Mortgage Trust Series 2019-B12 AAB 3.04% 8/15/52	5,000,000	4,675,412
•BSREP Commercial Mortgage Trust Series 2021-DC A 6.39% (TSFR01M + 1.06%) 8/15/38	3,506,513	3,357,498
•BX Trust Series 2021-MFM1 A 6.14% (TSFR01M + 0.81%) 1/15/34	3,371,552	3,352,588
•BXMT Ltd. Series 2020-FL3 A 6.84% (TSFR01M + 1.51%) 11/15/37	2,781,488	2,700,630
•CRSNT Trust Series 2021-MOON A 6.26% (TSFR01M + 0.93%) 4/15/36	4,500,000	4,384,696
•GCT Commercial Mortgage Trust Series 2021-GCT A 6.24% (TSFR01M + 0.91%) 2/15/38	900,000	739,627
•GPMT Ltd. Series 2021-FL3 A 6.69% (TSFR01M + 1.36%) 7/16/35	2,443,547	2,427,005
•JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-FL12 A 6.82% (TSFR01M + 1.50%) 12/15/31	571,717	472,349
•Natixis Commercial Mortgage Securities Trust Series 2022-RRI A 7.15% (TSFR01M + 1.82%) 3/15/35	378,342	378,106
•NYO Commercial Mortgage Trust Series 2021-1290 A 6.54% (TSFR01M + 1.21%) 11/15/38	4,500,000	4,348,135
•One New York Plaza Trust Series 2020-1NYP A 6.39% (TSFR01M + 1.06%) 1/15/36	3,000,000	2,924,006
•PFP Ltd. Series 2021-8 A 6.44% (TSFR01M + 1.11%) 8/9/37	1,289,404	1,281,346
		Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
•Ready Capital Mortgage Financing LLC Series 2021-FL6 A 6.39% (TSFR01M + 1.06%) 7/25/36		1,292,472	$1,281,984
•SREIT Trust Series 2021-IND A 6.14% (TSFR01M + 0.81%) 10/15/38		300,000	297,000
•Starwood Mortgage Trust Series 2021-HTS A 6.49% (TSFR01M + 1.16%) 4/15/34		3,611,703	3,584,616
•Taurus U.K. DAC Series 2021-UK1A A 6.07% (SONIA + 0.85%) 5/17/31		2,581,043	3,231,432
WFRBS Commercial Mortgage Trust Series 2014-C25 ASB 3.37% 11/15/47		478,171	474,800
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $50,651,551)			49,430,709
ΔSOVEREIGN BONDS–1.88%
Brazil—0.80%
^Brazil Letras do Tesouro Nacional 0.00% 7/1/24	BRL	35,800,000	6,968,409
			6,968,409
Republic of Korea—1.08%
Industrial Bank of Korea 2.13% 10/23/24		9,500,000	9,324,505
			9,324,505
Total Sovereign Bonds (Cost $16,670,274)			16,292,914
U.S. TREASURY OBLIGATIONS–9.87%
U.S. Treasury Inflation Indexed Bonds 2.38% 1/15/25		654,364	653,720
U.S. Treasury Inflation Indexed Notes 0.25% 1/15/25		86,171,805	84,699,045
Total U.S. Treasury Obligations (Cost $85,492,337)			85,352,765

	Number of Shares
MONEY MARKET FUND–0.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.26%)	4,506,540	4,506,540
Total Money Market Fund (Cost $4,506,540)		4,506,540

LVIP PIMCO Low Duration Bond Fund–7

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENT—0.03%
U.S. Treasury Obligation–0.03%
≠U.S. Treasury Bills 5.39% 5/23/24	284,000	$281,847
Total Short-Term Investment (Cost $281,847)		281,847

TOTAL INVESTMENTS–112.90% (Cost $992,118,486)	976,633,194

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(12.90%)	(111,602,581)
NET ASSETS APPLICABLE TO 92,355,302 SHARES OUTSTANDING–100.00%	$865,030,613

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors or include a multiplier. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2024. Rate will reset at a future date.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
♦Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2024.
ΔSecurities have been classified by country of origin.
^Zero coupon security. The rate shown is the yield at the time of purchase.
≠The rate shown is the effective yield at the time of purchase.
LVIP PIMCO Low Duration Bond Fund–8

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)

The following foreign currency exchange contracts, futures contracts, reverse repurchase agreements and swap contracts were outstanding at March 31, 2024:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BNP	AUD	(657,000)	USD	427,598	4/2/24	$—	$(560)
BNP	BRL	(47,229,238)	USD	9,626,832	4/2/24	212,000	—
BNP	BRL	47,229,238	USD	(9,453,032)	4/2/24	—	(38,199)
BNP	CHF	(3,782,317)	USD	4,191,769	5/2/24	—	(17,119)
BNP	EUR	(4,002,000)	USD	4,341,392	4/2/24	23,498	—
BNP	EUR	(27,557,000)	USD	29,770,720	5/2/24	2,699	—
BNP	GBP	(43,600,000)	USD	55,346,337	4/2/24	316,009	—
BNP	GBP	35,807,000	USD	(45,140,216)	4/2/24	54,071	—
BNP	SEK	(44,675,000)	USD	4,266,377	4/2/24	92,373	—
GSI	BRL	(25,900,000)	USD	5,229,048	7/2/24	110,506	—
JPMC	AUD	(657,000)	USD	426,936	5/2/24	—	(1,593)
JPMC	BRL	47,262,973	USD	(9,629,171)	4/2/24	—	(207,613)
JPMC	BRL	(47,262,974)	USD	9,459,784	4/2/24	38,227	—
JPMC	BRL	10,323,739	USD	(2,088,980)	5/3/24	—	(37,336)
JPMC	BRL	(22,690,623)	USD	4,529,373	7/2/24	45,090	—
JPMC	CAD	(23,156,000)	USD	17,063,799	4/2/24	—	(31,675)
JPMC	CAD	23,016,661	USD	(17,010,211)	4/2/24	—	(17,608)
JPMC	CAD	(23,006,616)	USD	17,010,211	5/2/24	17,564	—
JPMC	CHF	(3,799,000)	USD	4,272,016	4/2/24	58,639	—
JPMC	EUR	(23,555,000)	USD	25,516,243	4/2/24	101,956	—
JPMC	JPY	1,282,100,000	USD	(8,565,383)	4/2/24	—	(93,385)
JPMC	JPY	1,275,259,055	USD	(8,468,296)	5/2/24	—	(2,603)
JPMC	SEK	(44,611,414)	USD	4,176,248	5/2/24	3,145	—
Total Foreign Currency Exchange Contracts						$1,075,777	$(447,691)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
212	Australia 10 yr Bonds	$16,104,926	$16,110,043	6/17/24	$—	$(5,117)
(143)	U.S. Treasury 10 yr Notes	(15,843,953)	(15,735,383)	6/18/24	—	(108,570)
(770)	U.S. Treasury 10 yr Ultra Notes	(88,249,219)	(87,428,527)	6/18/24	—	(820,692)
1,772	U.S. Treasury 2 yr Notes	362,346,314	362,694,193	6/28/24	—	(347,879)
449	U.S. Treasury 5 yr Notes	48,050,016	47,986,190	6/28/24	63,826	—
(119)	U.S. Treasury Ultra Bonds	(15,351,000)	(14,932,796)	6/18/24	—	(418,204)
Total Futures Contracts					$63,826	$(1,700,462)
Reverse Repurchase Agreements
Counterparty	Interest Rate	Trade Date	Maturity Date	Principal Amount	Face Value Including Accrued Interest
CA-collateralized by U.S. Treasury Inflation Indexed Notes 0.250% 1/15/25; market value $30,175,307	5.45%	3/28/24	4/3/24	$(39,296,000)	$(39,319,796)
RBS-collateralized by U.S. Treasury Inflation Indexed Notes 0.250% 1/15/25; market value $2,358,982	5.42%	3/28/24	4/3/24	(3,069,000)	(3,074,545)
Total Reverse Repurchase Agreements				$(42,365,000)	$(42,394,341)
LVIP PIMCO Low Duration Bond Fund–9

LVIP PIMCO Low Duration Bond Fund
Schedule of Investments (continued)
Swap Contract
Interest Rate Swap (IRS) Contracts
Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Payment Frequency (Fixed Rate/Floating Rate)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared
AUD17,400,000	(4.50)	4.49[3]	Semiannual	9/20/33	$269,612	$(122,123)	$391,735	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2024.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Rate resets based on BBSW6M.

Summary of Abbreviations:
ARM–Adjustable Rate Mortgage
AUD–Australian Dollar
BBSW3M–Bank Bill Swap Rate 3 Months
BBSW6M–Bank Bill Swap Rate 6 Months
BNP–BNP Paribas
BRL–Brazilian Real
CA–Credit Agricole
CAD–Canadian Dollar
CHF–Swiss Franc
CLO–Collateralized Loan Obligation
CSFB–Credit Suisse First Boston
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
GBP–British Pound Sterling
GNMA–Government National Mortgage Association
GS–Goldman Sachs
GSI–Goldman Sachs International
HSBC–Hong Kong and Shanghai Banking Corporation
IRS–Interest Rate Swap
JPMC–JPMorgan Chase
JPY–Japanese Yen
RBS–Royal Bank of Scotland
REMIC–Real Estate Mortgage Investment Conduits
S.F.–Single Family
SEK–Swedish Krona
SOFR–Secured Overnight Financing Rate
TSFR01M–1 Month Term Secured Overnight Financing Rate
TSFR03M–3 Month Term Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
SONIA–Sterling Overnight Index Average
TBA–To be announced
USD–United States Dollar
WF–Wells Fargo
WFRBS–Wells Fargo Royal Bank of Scotland
yr–Year
See accompanying notes.
LVIP PIMCO Low Duration Bond Fund–10

LVIP PIMCO Low Duration Bond Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP PIMCO Low Duration Bond Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Swap contracts are valued based upon valuations provided by an independent pricing service and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP PIMCO Low Duration Bond Fund–11

LVIP PIMCO Low Duration Bond Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$55,425,972	$—	$55,425,972
Agency Commercial Mortgage-Backed Security	—	510,442	—	510,442
Agency Mortgage-Backed Securities	—	77,048,134	—	77,048,134
Agency Obligations	—	79,473,987	—	79,473,987
Corporate Bonds	—	281,556,348	—	281,556,348
Municipal Bonds	—	17,712,605	—	17,712,605
Non-Agency Asset-Backed Securities	—	266,118,998	6,275,103	272,394,101
Non-Agency Collateralized Mortgage Obligations	—	36,646,830	—	36,646,830
Non-Agency Commercial Mortgage-Backed Securities	—	49,430,709	—	49,430,709
Sovereign Bonds	—	16,292,914	—	16,292,914
U.S. Treasury Obligations	—	85,352,765	—	85,352,765
Money Market Fund	4,506,540	—	—	4,506,540
Short-Term Investments	—	281,847	—	281,847
Total Investments	$4,506,540	$965,851,551	$6,275,103	$976,633,194
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,075,777	$—	$1,075,777
Futures Contract	$63,826	$—	$—	$63,826
Swap Contract	$—	$391,735	$—	$391,735
Liabilities:
Foreign Currency Exchange Contracts	$—	$(447,691)	$—	$(447,691)
Futures Contracts	$(1,700,462)	$—	$—	$(1,700,462)
Reverse Repurchase Agreements	$—	$(42,365,000)	$—	$(42,365,000)
During the period ended March 31, 2024, there were no material transfers to or from Level 3 investments.
LVIP PIMCO Low Duration Bond Fund–12